Segment Information	6 Months Ended
Jun. 30, 2023
Segment Information
Segment Information
13.	Segment Information

13(1)General information

Although the Group has multiple operating segments by geography, the management takes the aggregation criteria outlined in Paragraphs 11 to 14 of IFRS 8 into consideration to decide the reportable operating segments. In light of the qualitative and quantitative criteria, the Group concluded that it has only one reportable operating segment.

13(2)Geographical information

Geographical information for the six months ended June 30, 2022 and 2023 is as follows:

	Six months ended June 30,
	2022	2023
	Revenue	Revenue
United States	$11,214	$11,256
Japan	2,659	2,203
France	1,918	1,979
Others	7,588	9,394
	$23,379	$24,832

Geographical information on the revenue shows the location in which sales were generated. Non-current assets amounted to $731 and $1,310 as of December 31, 2022 and June 30, 2023, respectively.

Substantially all of the Group’s non-current assets, including property, plant and equipment, right-of-use assets and intangible assets, are located in Taiwan.

13(3)Major customer information

There is no major customer of the Group (exceed 10% of revenue) for the six months ended June 30, 2022 and 2023.